UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor Raleigh, NC 27601-0575
(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT

EQUITY  INDEX  FUND

CLASS	A	SHARES
CLASS	B	SHARES
CLASS	C	SHARES
INSTITUTIONAL CLASS SHARES

DECEMBER 31, 2008

LETTER FROM THE INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to present this annual report for the BB&T Equity Index Fund, covering the 12-month period through December 31, 2008. Domestic equity markets, as measured by the S&P 500® Index1, suffered one of the largest yearly declines on record, falling 37.00% for the year.

Credit conditions deteriorated in the aftermath of the subprime mortgage crisis, ultimately resulting in a liquidity crisis that claimed a number of high-profile commercial and investment banks. Slumping housing prices sapped consumer spending, and the unemployment rate reached its highest level in more than a decade. Economic weakness spread to other countries, leading to concerns of a global recession.

These factors weighed heavily on financial markets. The combination of the worsening credit crisis and a weakening economy drove equity markets down, particularly in October, when the market experienced its worst single month of performance in 21 years.

In an effort to relieve pressure and stimulate economic activity, the Federal Reserve cut the Federal Funds rate a total of seven times during the reporting period, bringing the rate from 4.25% to a historically low range of between 0.00% and 0.25%. The government also worked to stabilize economic conditions by passing the Emergency Economic Stabilization Act, which authorized the use of $700 billion to purchase distressed assets and inject capital into banks. Despite these efforts, economic and credit conditions continued to weaken through the end of the year, equity markets moved lower and volatility remained high.

Thank you for selecting the BB&T Equity Index Fund. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

Jeffrey J. Schappe, CFA

Chief Investment Officer

BB&T Asset Management, Inc.

[1]

“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. BB&T Asset Management, Inc., a wholly owned subsidiary of BB&T Corporation, serves as investment adviser to the BB&T Funds and is paid a fee for its services. Shares of the BB&T Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds are distributed by BB&T AM Distributors, Inc. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

BB&T EQUITY INDEX FUND

MASTER PORTFOLIO MANAGER

Barclays Global Fund Advisors, a subsidiary of Barclays Global Investors,

N.A. (S&P 500® Index Master Portfolio)

BB&T Asset Management, Inc. (BB&T Equity Index Fund)

Unlike many traditional, actively managed investment funds, there is no single portfolio manager who makes investment decisions for the BB&T Equity Index Fund. Instead, the Fund invests substantially all of its assets in the S&P 500® Index Master Portfolio (the “Master Portfolio”) which is managed by a team of investment professionals from Barclays, who use a specially designed software program to maintain a close match to the characteristics of the S&P 500® Index.

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

The performance of the Fund is expected to be lower than that of the S&P 500® Index because of Fund fees and expenses.

PORTFOLIO MANAGERS’ PERSPECTIVE

“Investing in an index fund such as ours is based on the belief that it’s very difficult to ‘beat the market’ on a consistent basis. Our approach, then, is to take advantage of the stock market’s long-term growth potential, while managing costs, to help shareholders potentially build wealth over time. We believe the Fund is an excellent diversification tool for novice and experienced investors alike, and can serve as the foundation of most equity investors’ asset allocation strategies.”

Q. How did the Fund perform during the 12-month period between January 1, 2008 and December 31, 2008?

A. The Fund returned (40.95)% (Class A shares). That compared to a (37.00)% return for S&P 500® Index.

Q. What factors affected the Fund’s performance?

A. The Fund seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total return of the S&P 500. Domestic equity markets, as represented by the index, suffered one of the largest yearly declines on record during the reporting period. The Fund trailed the index slightly due to the effect of management and other fees and expenses.

Every major sector in the index delivered negative performance. The financial sector declined more sharply than other sectors due to the effects of the credit crisis. Information technology stocks, which represented more than 15% of the index at the end of the period, declined as businesses curtailed their spending on software and semiconductors. The energy sector also declined as oil prices declined from a high of more than $140 per barrel to less than $40 per barrel. The slowing economy also meant shrinking demand for industrial companies, which dragged down stock performance for the sector.

The consumer staples group, which consists of companies that tend to fare relatively well in a slowing economic environment, delivered only a modest decline.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.bbtfunds.com.

BB&T EQUITY INDEX FUND

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.bbtfunds.com.

[1]

The Fund is measured against the S&P 500® Index, an unmanaged index which is generally considered to be representative of the performance of the stock market as a whole. Performance data for the S&P 500® Index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[2]

The performance of the BB&T Equity Index Fund prior to its commencement date on 9/11/00 is based on the historical performance of the Master Portfolio, which commenced operations on 7/2/93. The performance shown reflects the reinvestment of all dividend and capital gains distributions but does not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or redemptions. The performance has been adjusted to reflect the deduction of fees for services associated with the Fund, such as investment management and fund accounting fees.

[3]	Performance for Class C Shares prior to their inception date on 5/1/01 is based on the historical performance of Class B Shares and has been adjusted for the maximum CDSC applicable to Class C Shares.

[4]	Performance for Institutional Class Shares prior to their inception date on 5/1/07 is based on historical performance of Class A Shares.

A portion of the Fund’s fees have been reduced. If the fees had not been reduced, the Fund’s total return would have been lower.

Portfolio Holdings Summary

(Unaudited)

Investment Type	% of Investment
S&P 500 Index Master Portfolio . .	100.00%

Total	100.00%

For a summary of the Master Portfolio’s holdings, please see the accompanying financial statements of the Master Portfolio.

Expense Examples (Unaudited)

As a shareholder of the BB&T Equity Index Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and sales and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08 - 12/31/08	Annualized Expense Ratio During Period 7/1/08 - 12/31/08
BB&T Equity Index Fund	Class A	$1,000.00	$712.60	$2.24	0.52%
	Class B	1,000.00	710.00	5.46	1.27%
	Class C	1,000.00	710.70	5.50	1.28%
	Institutional Class	1,000.00	714.30	1.16	0.27%

*	Expenses are equal to the Fund’s annualized expense ratio during the period, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchases. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08 - 12/31/08	Annualized Expense Ratio During Period 7/1/08 - 12/31/08
BB&T Equity Index Fund	Class A	$1,000.00	$1,022.52	$2.64	0.52%
	Class B	1,000.00	1,018.75	6.44	1.27%
	Class C	1,000.00	1,018.70	6.50	1.28%
	Institutional Class	1,000.00	1.023.78	1.37	0.27%

*	Expenses are equal to the Fund’s annualized expense ratio during the period, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

BB&T FUNDS

Equity Index Fund

Statement of Assets and Liabilities
December 31, 2008
Assets:
Investment in S&P 500 Index Master Portfolio, at value ( See Note 1)	$69,092,257
Receivable for capital shares issued	661,807
Prepaid expenses	5,547

Total Assets	69,759,611

Liabilities:
Distributions payable	7,897
Payable for capital shares redeemed	86,670
Accrued expenses and other payables:
Administration fees	5,345
Compliance service fees	58
Distribution fees	9,326
Fund accounting fees	17,859
Professional fees	22,858
Other	34,443

Total Liabilities	184,456

Net Assets:	$69,575,155

Net Assets Consist of:
Capital	$87,712,766
Accumulated undistributed net investment income	7,011
Accumulated realized loss from investment transactions	(12,797,596)
Net unrealized depreciation on investments	(5,347,026)

Net Assets	$69,575,155

Net Assets
Class A Shares	$15,795,023
Class B Shares	6,431,783
Class C Shares	89,006
Institutional Class Shares	47,259,343

Total	$69,575,155

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):
Class A Shares	2,611,306
Class B Shares	1,082,869
Class C Shares	14,835
Institutional Class Shares	7,850,518

Total	11,559,528

Net Asset Value
Class A Shares — redemption price per share	$6.05
Class B Shares — offering price per share*	5.94
Class C Shares — offering price per share*	6.00
Institutional Class Shares — offering and redemption price per share	6.02

Maximum Sales Charge — Class A Shares	5.75%

Maximum Offering Price (100%/(100% – Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share — Class A Shares	$6.42

*	Redemption price per share varies by length of time shares are held.

Statement of Operations

For the Year ended December 31, 2008
Net Investment Income Allocated from Master Portfolio:
Dividend income	$2,132,306	(a)
Interest income	43,001	(a)
Securities lending income	56,828	(a)
Expenses (b)	(47,006	)(a)

Net Investment Income Allocated from Master Portfolio	2,185,129

Expenses:
Distribution fees — Class A Shares	115,486
Distribution fees — Class B Shares	101,538
Distribution fees — Class C Shares	2,086
Administration fees (See Note 3)	87,247
Fund accounting fees	45,784
Transfer agent fees (See Note 3)	34,018
Audit fees	23,015
Other	22,618
Printing fees	10,445
Registration fees	9,067
Trustees fees	5,851
Custodian fees	5,167
Insurance expense	3,099
Compliance service fees (See Note 3)	437

Gross expenses	465,858
Less expenses waived by the Distributor (See Note 3)	(57,743)

Net Expenses	408,115

Net Investment Income	1,777,014

Realized/Unrealized Gains (Losses) Allocated from Master Portfolio:
Net realized losses from:
Investment transactions	(3,297,453	)(a)
Futures contracts	(741,275	)(a)
Change in unrealized appreciation/depreciation from:
Investment transactions	(39,292,910	)(a)
Futures contracts	138,110	(a)

Net realized/unrealized gains/(losses) allocated from Master Portfolio	(43,193,528)

Change in net assets from operations	$(41,416,514)

(a)	Allocated from the S&P 500 Index Master Portfolio.
(b)	Expenses allocated from the S&P 500 Index Master Portfolio are shown net of any fee reductions.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Statements of Changes in Net Assets
	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
From Investment Activities:
Operations:
Net investment income	$1,777,014	$1,687,967
Net realized gains (losses) from investment transactions, and futures contracts	(4,038,728)	3,341,490
Change in unrealized appreciation/depreciation from investments, and futures contracts	(39,154,800)	2,563,816

Change in net assets from operations	(41,416,514)	7,593,273

Distribution to Class A Shareholders:
Net investment income	(408,399)	(942,024)
Return of Capital	(4,041)	—
Distributions to Class B Shareholders:
Net investment income	(103,544)	(101,302)
Return of Capital	(1,270)	—
Distributions to Class C Shareholders:
Net investment income	(1,837)	(2,237)
Return of Capital	(17)	—
Distributions to Institutional Class* Shareholders:
Net investment income	(1,251,294)	(678,197)
Return of Capital	(14,436)	—

Change in net assets from shareholder distributions	(1,784,838)	(1,723,760)

Capital Transactions:
Proceeds from shares issued
Class A Shares	6,677,558	10,039,514
Class B Shares	404,329	550,251
Class C Shares	31,737	39,572
Institutional Class Shares	14,416,111	78,973,053
Distributions reinvested
Class A Shares	410,860	1,300,731
Class B Shares	103,290	129,487
Class C Shares	1,854	2,176
Institutional Class Shares	1,239,404	662,506
Value of shares redeemed
Class A Shares	(11,771,734)	(92,738,401)
Class B Shares	(2,706,053)	(2,859,818)
Class C Shares	(170,454)	(28,064)
Institutional Class Shares	(13,673,586)	(6,006,626)

Change in net assets from capital transactions	(5,036,684)	(9,935,619)

Change in net assets	(48,238,036)	(4,066,106)
Net Assets:
Beginning of period	117,813,191	121,879,297

End of period	$69,575,155	$117,813,191

Accumulated undistributed (distributions in excess) of net investment income	$7,011	$(4,929)

Share Transactions:
Issued
Class A Shares	830,256	1,024,937
Class B Shares	50,659	56,818
Class C Shares	3,739	4,006
Institutional Class Shares	1,848,374	7,922,762
Reinvested
Class A Shares	53,958	133,468
Class B Shares	13,990	13,430
Class C Shares	240	221
Institutional Class Shares	164,786	66,383
Redeemed
Class A Shares	(1,403,338)	(9,253,835)
Class B Shares	(354,365)	(275,566)
Class C Shares	(20,720)	(2,453)
Institutional Class Shares	(1,645,610)	(506,177)

Change in shares	(458,031)	(816,006)

*	Institutional Class Shares commenced operations May 1, 2007.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class A Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004
Net Asset Value, Beginning of Year	$9.85		$9.52	$8.39	$8.14	$7.48

Investment Activities:
Net investment income(a)	0.15	(b)	0.13 (b)	0.12 (b)	0.11	0.11
Net realized and unrealized gains (losses) from investments(a)	(3.80)		0.33	1.14	0.25	0.66

Total from Investment Activities	(3.65)		0.46	1.26	0.36	0.77

Distributions:
Net investment income	(0.15)		(0.13)	(0.13)	(0.11)	(0.11)
Return of capital	(0.00	)(d)	—	—	—	—

Total Distributions	(0.15)		(0.13)	(0.13)	(0.11)	(0.11)

Net Asset Value—End of Year	$6.05		$9.85	$9.52	$8.39	$8.14

Total Return (excludes sales charge)	(37.35)%		4.85%	15.15%	4.43%	10.23%

Ratios/Supplementary Data:
Net Assets, End of Year (000’s)	$15,795		$30,845	$106,833	$135,175	$139,833
Ratio of net expenses to average net assets(a)	0.54%		0.61%	0.58%	0.57%	0.49%
Ratio of net investment income to average net assets(a)	1.79%		1.36%	1.40%	1.32%	1.57%
Ratio of expenses to average net assets*(a)	0.79%		0.86%	0.84%	0.84%	0.96%
Portfolio turnover rate(c)	8%		7%	14%	10%	14%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(d)	Less than (0.01) per share.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class B Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004
Net Asset Value, Beginning of Year	$9.67		$9.36	$8.25	$8.02	$7.37

Investment Activities:
Net investment income (a)	0.09	(b)	0.06 (b)	0.06 (b)	0.05	0.06
Net realized and unrealized gains (losses) from investments (a)	(3.73)		0.32	1.12	0.23	0.65

Total from Investment Activities	(3.64)		0.38	1.18	0.28	0.71

Distributions:
Net investment income	(0.09)		(0.07)	(0.07)	(0.05)	(0.06)
Return of capital	(0.00	)(d)	—	—	—	—

Total Distributions	(0.09)		(0.07)	(0.07)	(0.05)	(0.06)

Net Asset Value — End of Year	$5.94		$9.67	$9.36	$8.25	$8.02

Total Return (excludes sales charge)	(37.83)%		4.06%	14.35%	3.48%	9.48%

Ratios/Supplementary Data:
Net Assets, End of Year (000’s)	$6,432		$13,279	$14,765	$14,367	$15,207
Ratio of net expenses to average net assets(a)	1.30%		1.37%	1.33%	1.32%	1.23%
Ratio of net investment income to average net assets(a)	1.05%		0.65%	0.65%	0.57%	0.81%
Ratio of expenses to average net assets*(a)	1.30%		1.37%	1.34%	1.34%	1.45%
Portfolio turnover rate(c)	8%		7%	14%	10%	14%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(d)	Less than (0.01) per share.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class C Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004
Net Asset Value, Beginning of Year	$9.76		$9.44	$8.32	$8.08	$7.42

Investment Activities:
Net investment income(a)	0.08	(b)	0.06 (b)	0.06 (b)	0.03	0.07
Net realized and unrealized gains (losses) from investments(a)	(3.76)		0.33	1.12	0.25	0.64

Total from Investment Activities	(3.68)		0.39	1.18	0.28	0.71

Distributions:
Net investment income	(0.08)		(0.07)	(0.06)	(0.04)	(0.05)
Return of capital	(0.00	)(d)	—	—	—	—

Total Distributions	(0.08)		(0.07)	(0.06)	(0.04)	(0.05)

Net Asset Value — End of Year	$6.00		$9.76	$9.44	$8.32	$8.08

Total Return (excludes sales charge)	(37.84)%		4.15%	14.28%	3.50%	9.46%

Ratios/Supplementary Data:
Net Assets, End of Year (000’s)	$89		$308	$281	$806	$808
Ratio of net expenses to average net assets(a)	1.30%		1.37%	1.32%	1.32%	1.23%
Ratio of net investment income to average net assets(a)	0.95%		0.66%	0.64%	0.59%	0.76%
Ratio of expenses to average net assets*(a)	1.30%		1.37%	1.33%	1.34%	1.45%
Portfolio turnover rate(c)	8%		7%	14%	10%	14%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.
(d)	Less than (0.01) per share.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Institutional Class Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Year Ended December 31, 2008		For the Period May 1, 2007 to December 31, 2007(a)
Net Asset Value, Beginning of Period	$9.81		$9.95

Investment Activities:
Net investment income(b)	0.17	(c)	0.12 (c)
Net realized and unrealized losses from investments(b)	(3.79)		(0.13)

Total from Investment Activities	(3.62)		(0.01)

Distributions:
Net investment income	(0.17)		(0.13)
Return of Capital	(0.00	)(d)	—

Total Distributions	(0.17)		(0.13)

Net Asset Value — End of Period	$6.02		$9.81

Total Return(e)	(37.24)%		(0.11)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$47,259		$73,382
Ratio of net expenses to average net assets(b)(f)	0.30%		0.41%
Ratio of net investment income to average net assets(b)(f)	2.08%		1.79%
Ratio of expenses to average net assets*(b)(f)	0.30%		0.41%
Portfolio turnover rate(d)(g)	8%		7%

*	During the periods certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations. The Class I shares of the Equity Index Fund commenced operations on May 1, 2007.
(b)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(c)	Per share net investment income has been calculated using the daily average shares method.
(d)	Less than (0.01) per share
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements

December 31, 2008

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (the “Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 4.09% in the net assets of the Master Portfolio at December 31, 2008.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Institutional Class Shares. Class A Shares of the Fund have a maximum sales charge of 5.75% as a percentage of the original purchase price. Purchases of $1 million or more in Class A Shares will not be subject to a front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price if the shares are redeemed within two years after purchase. The CDSC is based on the lower of the cost for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver, and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T Corporation and its affiliates, and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. The CDSC is based on the lower of the cost for the shares or their net asset value at the time of redemption. The Class B Shares of the Fund are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. The Institutional Class Shares commenced operations on May 1, 2007. The Institutional Class Shares of the Fund are offered without any front-end sales charge and without any CDSC.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (ii) the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)	Recent Accounting Standard — In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which is effective for fiscal years beginning after November 15, 2008. SFAS No. 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

December 31, 2008

and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is continuing to evaluate the impact, if any, that adoption of SFAS No. 161 may have on the financial statements.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“SFAS No. 157”) — In September 2006, the FASB issued SFAS No. 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted SFAS No. 157 as of January 1, 2008.

The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of December 31, 2008 is as follows:

Fund
Investments in Securities	Level 1 - Quoted Inputs	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total Fair Value
BB&T Equity Index Fund	$69,092,257	—	—	$69,092,257

(B)	Security Valuation — The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(C)	Distributions to Shareholders — Distributions from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts, net operating loss, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

(D)	Allocation Methodology — The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred.

(E)	Expenses — Expenses directly attributable to a class of shares are charged directly to that class. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately among all BB&T Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the BB&T Funds and BB&T Variable Insurance Fund Trusts are allocated across the BB&T Funds and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis.

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

December 31, 2008

(F)	Securities Transactions and Income Recognition — The Fund records daily its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

(H)	Federal Income Taxes — It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3.	Related Party Transactions:

Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. (“BB&T AM” or “Adviser”) exercises general oversight over the investment performance of the Fund. BB&T AM will advise the Board of Trustees (the “Board”) if investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. For periods in which all of the Fund’s assets are not invested in the Master Portfolio, BB&T AM may receive an investment advisory fee from the Fund. For the year ended December 31, 2008, all of the Fund’s investable assets were invested in the Master Portfolio and BB&T AM received no fees.

BB&T AM serves the administrator to the Fund pursuant to the Administration Agreement effective as of April 23, 2007. The Fund pays its portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Trust and the BB&T Variable Insurance Funds at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration fees”. Pursuant to a sub-administration agreement with BB&T AM, PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc., serves as sub-administrator to the Trust subject to the general supervision of the Board and BB&T AM. For these services, PNC is entitled to a fee, payable by BB&T AM.

PNC serves as the Funds’ transfer agent and receives compensation by the Fund for these services. Expenses incurred are reflected on the Statement of Operations as “Transfer agent fees”.

BB&T AM’s Chief Compliance Officer (“CCO”) serves as the Fund’s CCO. The CCO’s compensation is reviewed and approved by the Fund’s Board and paid by BB&T AM. However, the Fund reimburses BB&T AM for its allocable portion of the CCO’s salary. As a result, the CCO fee paid by the Fund is only part of the total compensation received by the CCO. Expenses incurred are reflected on the Statement of Operations as “Compliance service fees”.

BB&T AM Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor pursuant to an Underwriting Agreement. The Distributor contractually agreed to limit the distribution and service (12b-1) fees for Class A Shares of the Fund to 0.25% throughout the year. Distribution fees totaling $57,743 were waived for the year ended December 31, 2008. Distribution fee waivers are included in the Statement of Operations as “Less expenses waived by the Distributor”, and these waivers are not subject to recoupment in subsequent fiscal periods.

The Fund has adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the Distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Fund for Class A Shares, Class B Shares and Class C Shares, respectively. The fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the advisor. The Distributor is entitled to receive commissions on sales of shares of the Fund. For the year ended December 31, 2008, the Distributor received $9,045 from commissions earned on sold shares of the Fund. Commissions paid to affiliated broker-dealers during the year ended December 31, 2008 were $7,924.

The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

December 31, 2008

(including Rule 12b-1 fees) and service fees paid by the Fund. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of the shares.

Certain Officers and Trustees of the Trust are affiliated with the Adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Trust for serving in their respective roles. Each of the Trustees who are non-interested persons (as defined in the 1940 Act) of the Trust serve on the Board and are compensated at the annual rate of $30,000 plus $5,000 for each regularly scheduled meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement of certain out of pocket expenses. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $10,000. The chairman of the Nominations Committee receives $1,000 for each meeting over which he or she presides as chairman. The fees are allocated across the series of the Trust and BB&T Variable Insurance Funds based upon relative net assets. During the year ended December 31, 2008, actual Trustee compensation was $288,874 in total from the Trust, of which $5,399 was allocated to the Fund.

4.	Federal Income Taxes:

The Fund adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes. FIN48 was applied to all open tax years (December 2005 - December 2008). The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the year ended December 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

At December 31, 2008, the Fund’s most recent fiscal year end, the Fund has net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by U.S. Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
$121,006	2009
3,648,463	2010
715,833	2011
175,416	2012
519,736	2013
612,669	2014
3,549,980	2016

$9,343,103

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $155,945 of deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2009.

The tax character of distributions paid to shareholders of the Fund during the most recent fiscal year ended December 31, 2008, were as follows:

Distributions paid from:
Ordinary Income	Return of Capital	Total Taxable Distributions	Total Distributions Paid*
$1,766,680	$19,764	$1,786,444	$1,786,444

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

December 31, 2008

The tax character of distributions paid to shareholders of the Fund during the fiscal year ended December 31, 2007, were as follows:

Distributions paid from:
Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
$1,734,513	$1,734,513	$1,734,513

*	Total Distributions paid may differ from the Statement of Changes in Net Assets due to differences in the tax rules governing the timing of recognition.

At December 31, 2008, the components of accumulated deficit on a tax basis were as follows:

Distributions Payable	Accumulated Capital and Other Losses	Unrealized Depreciation	Total Accumulated Deficit
$(7,897)	$(9,499,048)	$(8,630,666)	$(18,137,611)

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees of

BB&T Funds:

We have audited the accompanying statement of assets and liabilities of the BB&T Equity Index Fund (the “Fund”), a series of BB&T Funds, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the Fund’s investment at December 31, 2008, by correspondence with the master portfolio’s fund accounting agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 24, 2009

BB&T FUNDS

Equity Index Fund

Other Information

December 31, 2008

Other	Federal Income Tax Information (Unaudited):

For the year ended December 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2008 Form 1099-DIV.

For the fiscal year ended December 31, 2008, 100% of the dividends paid by the Fund were considered qualified dividend income.

For the fiscal year ended December 31, 2008, 1.92% of the total ordinary income distributions paid by the Fund were considered qualified interest income.

For corporate shareholders, 100% of the total ordinary income dividends paid during the fiscal year ended December 31, 2008 qualify for the corporate dividends received deduction.

Other	Information:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board Consideration of Advisory and Sub-Advisory Agreements

(Unaudited)

The Board of Trustees, at a meeting held on August 25-26, 2008, formally considered the continuance of the Trust’s investment advisory agreement (the “Advisory Agreement”) with BB&T Asset Management, Inc. (“BB&TAM” or “the Adviser”) with respect to the Equity Index Fund of the Trust (the “Fund”) (the action considered was the “Continuance” of the Advisory Agreement).

The Trustees reviewed extensive material in connection with their consideration of the Continuance, including data from an independent provider of mutual fund data (as assembled by the Fund’s administrator), which included comparisons with industry averages for comparable funds for advisory fees, Rule 12b-1 fees, and total fund expenses. The data reflected BB&TAM fee waivers in place, as well as BB&TAM’s contractual investment advisory fee levels. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received a detailed presentation by BB&TAM, which included an analysis of performance and investment processes. The Board also received profitability information from the Adviser. The Independent Trustees also deliberated outside the presence of management and the Adviser.

In their deliberations, each Trustee attributed different weights to various factors involved in an analysis of the Continuance, and no factor alone was considered determinative. The Trustees determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were fair and reasonable and that the Continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as materials furnished specifically in connection with the annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the oversight of the Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Adviser to provide high quality service to the Trust, and the Trustees’ overall confidence in the Adviser’s integrity.

The Trustees received information concerning the investment processes applied in managing the Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding regulatory compliance and compliance with the investment policies of the Fund. The Trustees evaluated the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser’s codes of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by the Adviser, the scope of responsibilities was consistent with mutual fund industry norms, and that the quality of the services was satisfactory.

Investment Performance

The Trustees considered performance results of the Fund in absolute terms and relative to both its benchmark index and peer group. It was noted that, on a year-to-date basis, the Fund had achieved its investment goal of closely tracking the performance of the S&P 500 Index.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates

The Trustees noted that the Adviser was not currently charging an advisory fee and will not do so for so long as Fund assets are invested entirely in an underlying portfolio. Notably, that underlying portfolio is sponsored and managed by an entity unaffiliated with the Adviser. The Adviser does earn fees from the Fund for administrative services.

It was in the context described above that the Trustees considered issues related to the profitability of the Adviser. The Trustees reviewed profitability information provided by the Adviser with respect to its services. With respect to such information,

Continued

Board Consideration of Advisory and Sub-Advisory Agreements, Continued

(Unaudited)

the Trustees recognized that such profitability data was generally unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability relating to Fund servicing because comparative information is not generally publicly available and could be affected by numerous factors. Based on their review, the Trustees concluded that the profitability to the Adviser as a result of its relationship with the Fund was acceptable.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Fund’s assets. Given that no investment advisory fee is currently being charged by BB&TAM, the Trustees determined that the growth of the Fund would not result in greater economies of scale on the advisory fee level. Because no investment advisory fee is currently being charged by BB&TAM and the investment advisory fee charged by the underlying portfolio is sufficiently low (0.05% of the average daily net assets of the underlying portfolio), the Fund is effectively benefiting from economies of scale.

Information about Trustees and Officers (Unaudited)

BB&T Equity Index

Overall responsibility for the management of the Fund rests with its Board of Trustees (“Trustees”). The Trustees elect the officers of the Fund to supervise actively its day-to-day operations. The names of the Trustees, birth date, term of office and length of time served, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are listed in the two tables immediately following. The business address of the persons listed below is 434 Fayetteville Street Mall, Fifth Floor, Raleigh, North Carolina 27601.

INDEPENDENT TRUSTEES

Name and Age	Position(s) Held With The Funds	Term of Office and Length of Time Served	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Thomas W. Lambeth Birthdate: 01/35	Trustee Chairman of the Board of Trustees	Indefinite, 8/92 — Present	From January 2001 to present, Senior Fellow, Z. Smith Reynolds Foundation; from 1978 to January 2001, Executive Director, Z. Smith Reynolds Foundation	30	None

Drew T. Kagan Birthdate: 02/48	Trustee	Indefinite, 8/00 — Present	From December 2003 to present, President and Director, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.	30	None

Laura C. Bingham Birthdate: 11/56	Trustee	Indefinite, 2/01 — Present	From July 1998 to present, President of Peace College	30	None

Douglas R. Van Scoy Birthdate: 11/43	Trustee	Indefinite 5/04 — present	Retired; from November 1974 to July 2001, employee of Smith Barney (investment banking), most recently as the Director of Private Client Group and Senior Executive Vice President	30	None

James L. Roberts Birthdate: 11/42	Trustee	Indefinite 11/04 — present	Retired; from November 2006 to present, Director, Grand Mountain Bancshares, Inc.; from January 1999 to December 2003, President, CEO and Director, Covest Bancshares, Inc.	30	None
The following table shows information for the trustee who is an “interested person” of the Fund as defined in the 1940 Act**: INTERESTED TRUSTEE

R. Lee Youngblood*** Birthdate: 01/47	Trustee	Indefinite, 1/09 — Present	From April 1971 to present, employee of Branch Banking and Trust Company (currently Executive Vice President)	30	Director, Sterling Capital Management, LLC; Director, Scott & Stringfellow, LLC; Director, BB&T Investment Services, Inc.

*	The BB&T Fund Complex consists of two open-end investment management companies: BB&T Funds and BB&T Variable Insurance Funds.
**	Mr. Keith F. Karlawish served as an interested Trustee of the Fund through December 31, 2008.
***	Mr. Youngblood is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Youngblood is an “interested person” because he owns shares of BB&T Corporation.

Continued

Information about Trustees and Officers (Unaudited)

The following table shows information for officers of the Fund:

OFFICERS

Name and Age	Position(s) Held With The Funds	Term of Office and Length of Time Served	Principal Occupation During the Past 5 Years
E.G. Purcell, III Birthdate: 01/55	President and Secretary	Indefinite, President and Secretary, 11/08 —Present; Vice President, 11/00 — 11/08	From 1995 to present, Senior Vice President, BB&T Asset Management, Inc. and its predecessors

Todd M. Miller Birthdate: 9/71	Vice President	Indefinite, 8/05 —Present	From June 2005 to present, Mutual Funds Administrator, BB&T Asset Management, Inc.; from May 2001 to May 2005, Manager, BISYS Fund Services

Clinton L. Ward Birthdate: 11/69	Chief Compliance and Anti-Money Laundering Officer	Indefinite, 4/07 —Present	From July 2004 to present, Chief Compliance Officer and Secretary, BB&T Asset Management, Inc.; from January 2002 to July 2004, Compliance Analyst, Wachovia Bank, N.A.; from November 1999 to January 2002, Compliance Manager – Mutual Fund Compliance, Banc of America Capital Management, LLC

Andrew J. McNally Birthdate: 12/70	Treasurer	Indefinite, 4/07 —Present	From December 2000 to present, Vice President and Senior Director, Fund Accounting and Administration Department, PNC Global Investment Servicing (U.S.) Inc.

Avery Maher Birthdate: 02/45	Assistant Secretary	Indefinite, 4/07 —Present	From March 2006 to present, Vice President and Counsel, Regulatory Administration Department, PNC Global Investment Servicing (U.S.) Inc.; from October 2004 to August 2005, Vice President and Assistant General Counsel, JPMorgan Asset Management; from 1992 to 2004, Second Vice President and Assistant Secretary, John Hancock Advisers, LLC

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2008

Common Stocks (96.80%)
Security	Shares	Value
Advertising (0.13%)
Interpublic Group of Companies Inc. (The)(a)(b)	99,201	$392,836
Omnicom Group Inc.(b)	64,102	1,725,626

		2,118,462

Aerospace & Defense (2.32%)
Boeing Co. (The)	152,143	6,491,942
General Dynamics Corp.	81,442	4,690,245
Goodrich Corp.	25,169	931,756
L-3 Communications Holdings Inc.(b)	24,620	1,816,464
Lockheed Martin Corp.	69,317	5,828,173
Northrop Grumman Corp.	68,447	3,082,853
Raytheon Co.(b)	86,400	4,409,856
Rockwell Collins Inc.	33,036	1,291,377
United Technologies Corp.	198,197	10,623,359

		39,166,025

Agriculture (2.50%)
Altria Group Inc.	428,756	6,457,065
Archer-Daniels-Midland Co.	133,519	3,849,353
Lorillard Inc.(b)	35,280	1,988,028
Monsanto Co.(b)	113,986	8,018,915
Philip Morris International Inc.	421,490	18,339,030
Reynolds American Inc.(b)	35,229	1,420,081
UST Inc.	30,942	2,146,756

		42,219,228

Airlines (0.08%)
Southwest Airlines Co.(b)	155,123	1,337,160

		1,337,160

Apparel (0.43%)
Coach Inc.(a)	67,307	1,397,966
Jones Apparel Group Inc.(b)	18,099	106,060
Nike Inc. Class B(b)	81,803	4,171,953
Polo Ralph Lauren Corp.(b)	11,591	526,347
VF Corp.(b)	18,354	1,005,249

		7,207,575

Auto Manufacturers (0.22%)
Ford Motor Co.(a)(b)	496,676	1,137,388
General Motors Corp.(b)	126,659	405,309
PACCAR Inc.(b)	75,300	2,153,580

		3,696,277

Auto Parts & Equipment (0.15%)
Goodyear Tire & Rubber Co. (The)(a)(b)	50,560	301,843
Johnson Controls Inc.(b)	123,055	2,234,679

		2,536,522

Banks (4.72%)
Bank of America Corp.	1,044,302	14,703,772
Bank of New York Mellon Corp. (The)	238,806	6,765,374
BB&T Corp.	114,943	3,156,335
Comerica Inc.	30,769	610,765
Discover Financial Services LLC	98,238	936,208
Fifth Third Bancorp(b)	119,661	988,400
First Horizon National Corp.	43,096	455,525

Common Stocks, continued
Security	Shares	Value
Banks, continued
Huntington Bancshares Inc.(b)	77,019	$589,966
KeyCorp	101,719	866,646
M&T Bank Corp.(b)	15,878	911,556
Marshall & Ilsley Corp.(b)	53,202	725,675
National City Corp.	432,862	783,480
Northern Trust Corp.	46,390	2,418,775
PNC Financial Services Group Inc. (The)	72,428	3,548,972
Regions Financial Corp.(b)	143,740	1,144,170
State Street Corp.	90,098	3,543,554
SunTrust Banks Inc.(b)	73,300	2,165,282
U.S. Bancorp	365,150	9,132,402
Wachovia Corp.	451,659	2,502,191
Wells Fargo & Co.	788,782	23,253,293
Zions Bancorporation(b)	23,844	584,416

		79,786,757

Beverages (2.48%)
Brown-Forman Corp. Class B(b)	20,323	1,046,431
Coca-Cola Co. (The)	414,114	18,746,941
Coca-Cola Enterprises Inc.	66,699	802,389
Constellation Brands Inc. Class A(a)(b)	40,978	646,223
Dr. Pepper Snapple Group Inc.(a)	52,262	849,257
Molson Coors Brewing Co. Class B	31,055	1,519,211
Pepsi Bottling Group Inc.(b)	28,453	640,477
PepsiCo Inc.	323,588	17,722,915

		41,973,844

Biotechnology (1.54%)
Amgen Inc.(a)	220,512	12,734,568
Biogen Idec Inc.(a)	60,692	2,890,760
Celgene Corp.(a)	95,340	5,270,395
Genzyme Corp.(a)(b)	56,283	3,735,503
Life Technologies Corp.(a)(b)	35,755	833,449
Millipore Corp.(a)(b)	11,580	596,602

		26,061,277

Building Materials (0.05%)
Masco Corp.(b)	74,051	824,188

		824,188

Chemicals (1.29%)
Air Products and Chemicals Inc.	43,902	2,206,954
CF Industries Holdings Inc.(b)	11,842	582,153
Dow Chemical Co. (The)(b)	191,695	2,892,678
E.I. du Pont de Nemours and Co.(b)	187,892	4,753,668
Eastman Chemical Co.(b)	14,579	462,300
Ecolab Inc.	35,358	1,242,834
International Flavors & Fragrances Inc.(b)	16,256	483,128
PPG Industries Inc.(b)	33,965	1,441,135
Praxair Inc.(b)	64,472	3,827,058
Rohm and Haas Co.	26,022	1,607,899
Sherwin-Williams Co. (The)(b)	20,327	1,214,538
Sigma-Aldrich Corp.(b)	26,147	1,104,449

		21,818,794

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2008

Common Stocks, continued
Security	Shares	Value
Coal (0.15%)
CONSOL Energy Inc.(b)	37,581	$1,074,065
Massey Energy Co.	17,752	244,800
Peabody Energy Corp.	54,859	1,248,042

		2,566,907

Commercial Services (0.64%)
Apollo Group Inc. Class A(a)	22,010	1,686,406
Convergys Corp.(a)	25,380	162,686
Equifax Inc.	26,260	696,415
H&R Block Inc.	70,471	1,601,101
McKesson Corp.(b)	57,180	2,214,581
Monster Worldwide Inc.(a)(b)	26,159	316,262
Moody's Corp.	41,022	824,132
R.R. Donnelley & Sons Co.	43,079	585,013
Robert Half International Inc.(b)	32,043	667,135
Western Union Co.	147,786	2,119,251

		10,872,982

Computers (4.27%)
Affiliated Computer Services Inc. Class A(a)	20,255	930,717
Apple Inc.(a)	185,015	15,791,030
Cognizant Technology Solutions Corp.(a)(b)	60,335	1,089,650
Computer Sciences Corp.(a)	31,741	1,115,379
Dell Inc.(a)	361,214	3,698,831
EMC Corp.(a)(b)	426,278	4,463,131
Hewlett-Packard Co.	509,740	18,498,465
International Business Machines Corp.	279,835	23,550,914
Lexmark International Inc. Class A(a)(b)	16,910	454,879
NetApp Inc.(a)(b)	67,846	947,809
SanDisk Corp.(a)	47,254	453,638
Sun Microsystems Inc.(a)(b)	156,051	596,115
Teradata Corp.(a)	36,343	538,967

		72,129,525

Cosmetics & Personal Care (2.87%)
Avon Products Inc.	88,222	2,119,975
Colgate-Palmolive Co.	105,214	7,211,368
Estee Lauder Companies Inc. (The) Class A(b)	24,028	743,907
Procter & Gamble Co. (The)	621,455	38,418,348

		48,493,598

Distribution & Wholesale (0.19%)
Fastenal Co.(b)	27,199	947,885
Genuine Parts Co.(b)	33,532	1,269,522
W.W. Grainger Inc.(b)	13,337	1,051,489

		3,268,896

Diversified Financial Services (4.29%)
American Express Co.	241,538	4,480,530
Ameriprise Financial Inc.	45,188	1,055,592
Capital One Financial Corp.(b)	81,464	2,597,887
Charles Schwab Corp. (The)	194,847	3,150,676
CIT Group Inc.	59,847	271,705
Citigroup Inc.	1,134,109	7,609,871
CME Group Inc.(b)	13,906	2,893,978
E*TRADE Financial Corp.(a)(b)	113,200	130,180

Common Stocks, continued
Security	Shares	Value
Diversified Financial Services, continued
Federated Investors Inc. Class B	18,116	$307,247
Franklin Resources Inc.	31,557	2,012,705
Goldman Sachs Group Inc. (The)	92,021	7,765,652
IntercontinentalExchange Inc.(a)(b)	14,838	1,223,245
Invesco Ltd.	79,536	1,148,500
Janus Capital Group Inc.	33,579	269,639
JPMorgan Chase & Co.	776,846	24,493,954
Legg Mason Inc.	30,055	658,505
Merrill Lynch & Co. Inc.	333,145	3,877,808
Morgan Stanley	222,046	3,561,618
NASDAQ OMX Group Inc. (The)(a)	28,161	695,858
NYSE Euronext Inc.	55,125	1,509,322
SLM Corp.(a)	95,835	852,931
T. Rowe Price Group Inc.(b)	53,623	1,900,399

		72,467,802

Electric (3.79%)
AES Corp. (The)(a)	141,164	1,163,191
Allegheny Energy Inc.	35,294	1,195,055
Ameren Corp.	43,960	1,462,110
American Electric Power Co. Inc.	84,193	2,801,943
CenterPoint Energy Inc.	71,872	907,025
CMS Energy Corp.(b)	47,382	479,032
Consolidated Edison Inc.(b)	56,616	2,204,061
Constellation Energy Group Inc.	37,456	939,771
Dominion Resources Inc.(b)	120,956	4,335,063
DTE Energy Co.	33,526	1,195,872
Duke Energy Corp.	263,854	3,960,449
Dynegy Inc. Class A(a)(b)	104,575	209,150
Edison International	67,521	2,168,775
Entergy Corp.(b)	39,208	3,259,361
Exelon Corp.(b)	136,915	7,613,843
FirstEnergy Corp.	63,652	3,092,214
FPL Group Inc.	85,186	4,287,411
Integrys Energy Group Inc.	16,065	690,474
Pepco Holdings Inc.	44,898	797,388
PG&E Corp.(b)	75,093	2,906,850
Pinnacle West Capital Corp.	21,158	679,807
PPL Corp.(b)	77,610	2,381,851
Progress Energy Inc.(b)	54,931	2,189,000
Public Service Enterprise Group Inc.	105,379	3,073,905
SCANA Corp.	24,421	869,388
Southern Co. (The)	161,182	5,963,734
TECO Energy Inc.(b)	44,313	547,266
Wisconsin Energy Corp.(b)	24,218	1,016,672
Xcel Energy Inc.(b)	93,815	1,740,268

		64,130,929

Electrical Components & Equipment (0.37%)
Emerson Electric Co.	160,118	5,861,920
Molex Inc.(b)	30,287	438,859

		6,300,779

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2008

Common Stocks, continued
Security	Shares	Value
Electronics (0.52%)
Agilent Technologies Inc.(a)	71,852	$1,123,047
Amphenol Corp. Class A	36,373	872,225
FLIR Systems Inc.(a)	28,869	885,701
Jabil Circuit Inc.(b)	44,010	297,067
PerkinElmer Inc.(b)	24,783	344,732
Thermo Fisher Scientific Inc.(a)(b)	87,593	2,984,294
Tyco Electronics Ltd.(b)	96,241	1,560,067
Waters Corp.(a)	20,479	750,555

		8,817,688

Engineering & Construction (0.17%)
Fluor Corp.(b)	37,746	1,693,663
Jacobs Engineering Group Inc.(a)(b)	25,582	1,230,494

		2,924,157

Entertainment (0.04%)
International Game Technology Inc.(b)	62,706	745,574

		745,574

Environmental Control (0.35%)
Republic Services Inc.	66,462	1,647,593
Stericycle Inc.(a)(b)	17,687	921,139
Waste Management Inc.	102,441	3,394,895

		5,963,627

Food (2.08%)
Campbell Soup Co.(b)	42,259	1,268,193
ConAgra Foods Inc.(b)	93,882	1,549,053
Dean Foods Co.(a)(b)	31,884	572,955
General Mills Inc.	69,677	4,232,878
H.J. Heinz Co.	65,406	2,459,266
Hershey Co. (The)(b)	34,344	1,193,111
J.M. Smucker Co. (The)	24,451	1,060,195
Kellogg Co.	52,480	2,301,248
Kraft Foods Inc. Class A	306,409	8,227,082
Kroger Co. (The)	135,726	3,584,524
McCormick & Co. Inc. NVS(b)	26,935	858,149
Safeway Inc.	88,541	2,104,620
Sara Lee Corp.	145,845	1,427,823
SUPERVALU Inc.	44,607	651,262
Sysco Corp.(b)	124,759	2,861,971
Tyson Foods Inc. Class A(b)	63,044	552,265
Whole Foods Market Inc.(b)	29,502	278,499

		35,183,094

Forest Products & Paper (0.23%)
International Paper Co.	88,382	1,042,908
MeadWestvaco Corp.(b)	34,856	390,039
Plum Creek Timber Co. Inc.(b)	34,266	1,190,401
Weyerhaeuser Co.(b)	43,710	1,337,963

		3,961,311

Gas (0.18%)
Nicor Inc.(b)	9,098	316,065
NiSource Inc.(b)	57,628	632,179
Sempra Energy	50,900	2,169,867

		3,118,111

Common Stocks, continued
Security	Shares	Value
Hand & Machine Tools (0.09%)
Black & Decker Corp. (The)	12,384	$517,775
Snap-On Inc.(b)	12,087	475,986
Stanley Works (The)(b)	16,479	561,934

		1,555,695

Health Care – Products (4.12%)
Baxter International Inc.	129,402	6,934,653
Becton, Dickinson and Co.	50,478	3,452,190
Boston Scientific Corp.(a)(b)	310,996	2,407,109
C.R. Bard Inc.	20,530	1,729,858
Covidien Ltd.	104,774	3,797,010
DENTSPLY International Inc.(b)	30,794	869,623
Intuitive Surgical Inc.(a)(b)	8,049	1,022,143
Johnson & Johnson	577,813	34,570,552
Medtronic Inc.(b)	232,241	7,297,012
Patterson Companies Inc.(a)(b)	18,873	353,869
St. Jude Medical Inc.(a)	71,606	2,360,134
Stryker Corp.(b)	50,011	1,997,939
Varian Medical Systems Inc.(a)(b)	25,786	903,541
Zimmer Holdings Inc.(a)(b)	46,677	1,886,684

		69,582,317

Health Care – Services (1.18%)
Aetna Inc.	96,649	2,754,496
Coventry Health Care Inc.(a)(b)	30,695	456,742
DaVita Inc.(a)(b)	21,493	1,065,408
Humana Inc.(a)	34,840	1,298,835
Laboratory Corp. of America Holdings(a)(b)	22,224	1,431,448
Quest Diagnostics Inc.(b)	33,032	1,714,691
Tenet Healthcare Corp.(a)(b)	84,956	97,699
UnitedHealth Group Inc.	250,725	6,669,285
WellPoint Inc.(a)	105,971	4,464,558

		19,953,162

Holding Companies – Diversified (0.04%)
Leucadia National Corp.(a)(b)	37,012	732,838

		732,838

Home Builders (0.10%)
Centex Corp.(b)	25,426	270,533
D.R. Horton Inc.(b)	57,772	408,448
KB Home(b)	16,233	221,093
Lennar Corp. Class A(b)	28,949	250,988
Pulte Homes Inc.(b)	44,917	490,943

		1,642,005

Home Furnishings (0.05%)
Harman International Industries Inc.(b)	12,074	201,998
Whirlpool Corp.(b)	15,381	636,004

		838,002

Household Products & Wares (0.48%)
Avery Dennison Corp.	22,375	732,334
Clorox Co. (The)(b)	28,989	1,610,629
Fortune Brands Inc.(b)	31,248	1,289,917
Kimberly-Clark Corp.	86,052	4,538,382

		8,171,262

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2008

Common Stocks, continued
Security	Shares	Value
Housewares (0.03%)
Newell Rubbermaid Inc.(b)	58,177	$568,971

		568,971

Insurance (2.64%)
Aflac Inc.	97,376	4,463,716
Allstate Corp. (The)	111,014	3,636,819
American International Group Inc.	554,020	869,811
Aon Corp.	56,542	2,582,839
Assurant Inc.	24,311	729,330
Chubb Corp.	73,709	3,759,159
CIGNA Corp.(b)	57,366	966,617
Cincinnati Financial Corp.	34,005	988,525
Genworth Financial Inc. Class A	90,929	257,329
Hartford Financial Services Group Inc. (The)	62,440	1,025,265
Lincoln National Corp.(b)	53,224	1,002,740
Loews Corp.(b)	75,043	2,119,965
Marsh & McLennan Companies Inc.(b)	107,388	2,606,307
MBIA Inc.(a)	40,352	164,233
MetLife Inc.(b)	165,136	5,756,641
Principal Financial Group Inc.(b)	54,460	1,229,162
Progressive Corp. (The)	140,001	2,073,415
Prudential Financial Inc.(b)	88,493	2,677,798
Torchmark Corp.	18,021	805,539
Travelers Companies Inc. (The)	121,288	5,482,218
Unum Group(b)	67,988	1,264,577
XL Capital Ltd. Class A	65,645	242,886

		44,704,891

Internet (1.81%)
Akamai Technologies Inc.(a)(b)	35,386	533,975
Amazon.com Inc.(a)	66,914	3,431,350
eBay Inc.(a)	224,361	3,132,080
Expedia Inc.(a)(b)	43,936	362,033
Google Inc. Class A(a)	49,788	15,317,278
McAfee Inc.(a)	31,782	1,098,704
Symantec Corp.(a)(b)	173,897	2,351,087
VeriSign Inc.(a)	39,843	760,204
Yahoo! Inc.(a)	289,103	3,527,057

		30,513,768

Investment Companies (0.01%)
American Capital Ltd.(b)	43,530	141,037

		141,037

Iron & Steel (0.28%)
AK Steel Holding Corp.	23,542	219,411
Allegheny Technologies Inc.(b)	19,410	495,537
Nucor Corp.(b)	65,607	3,031,043
United States Steel Corp.(b)	24,118	897,190

		4,643,181

Leisure Time (0.18%)
Carnival Corp.(b)	90,555	2,202,298
Harley-Davidson Inc.(b)	48,724	826,846

		3,029,144

Common Stocks, continued
Security	Shares	Value
Lodging (0.16%)
Marriott International Inc. Class A(b)	61,240	$1,191,118
Starwood Hotels & Resorts Worldwide Inc.(b)	37,215	666,148
Wyndham Worldwide Corp.	37,193	243,614
Wynn Resorts Ltd.(a)	12,786	540,336

		2,641,216

Machinery (0.71%)
Caterpillar Inc.(b)	125,199	5,592,639
Cummins Inc.(b)	41,881	1,119,479
Deere & Co.(b)	89,114	3,414,848
Flowserve Corp.(b)	11,702	602,653
Manitowoc Co. Inc. (The)(b)	27,353	236,877
Rockwell Automation Inc.(b)	29,911	964,331

		11,930,827

Manufacturing (3.98%)
Cooper Industries Ltd.	35,743	1,044,768
Danaher Corp.	53,343	3,019,747
Dover Corp.(b)	38,929	1,281,543
Eastman Kodak Co.(b)	53,284	350,609
Eaton Corp.(b)	34,443	1,712,162
General Electric Co.	2,186,187	35,416,229
Honeywell International Inc.	151,677	4,979,556
Illinois Tool Works Inc.(b)	81,433	2,854,227
Ingersoll-Rand Co. Ltd. Class A(b)	66,975	1,162,016
ITT Industries Inc.(b)	37,585	1,728,534
Leggett & Platt Inc.(b)	32,959	500,647
Pall Corp.	23,982	681,808
Parker Hannifin Corp.(b)	33,971	1,445,126
Textron Inc.(b)	51,098	708,729
3M Co.(b)	143,962	8,283,573
Tyco International Ltd.	98,403	2,125,505

		67,294,779

Media (2.37%)
CBS Corp. Class B(b)	140,147	1,147,804
Comcast Corp. Class A	600,436	10,135,360
DIRECTV Group Inc. (The)(a)(b)	113,113	2,591,419
Gannett Co. Inc.(b)	48,072	384,576
McGraw-Hill Companies Inc. (The)	65,819	1,526,343
Meredith Corp.(b)	6,969	119,309
New York Times Co. (The) Class A(b)	24,016	176,037
News Corp. Class A	478,783	4,352,137
Scripps Networks Interactive Inc. Class A(b)	18,872	415,184
Time Warner Inc.	746,568	7,510,474
Viacom Inc. Class B(a)	126,767	2,416,179
Walt Disney Co. (The)(b)	385,990	8,758,113
Washington Post Co. (The) Class B(b)	1,264	493,276

		40,026,211

Metal Fabricate & Hardware (0.10%)
Precision Castparts Corp.	28,831	1,714,868

		1,714,868

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2008

Common Stocks, continued
Security	Shares	Value
Mining (0.56%)
Alcoa Inc.	165,008	$1,857,990
Freeport-McMoRan Copper & Gold Inc.(b)	77,981	1,905,856
Newmont Mining Corp.(b)	94,643	3,851,970
Titanium Metals Corp.(b)	18,784	165,487
Vulcan Materials Co.(b)	22,984	1,599,227

		9,380,530

Office & Business Equipment (0.15%)
Pitney Bowes Inc.(b)	42,240	1,076,275
Xerox Corp.(b)	180,760	1,440,657

		2,516,932

Oil & Gas (11.13%)
Anadarko Petroleum Corp.	95,967	3,699,528
Apache Corp.	69,652	5,191,164
Cabot Oil & Gas Corp.(b)	21,889	569,114
Chesapeake Energy Corp.(b)	112,470	1,818,640
Chevron Corp.	423,136	31,299,370
ConocoPhillips	310,624	16,090,323
Devon Energy Corp.	91,936	6,041,115
ENSCO International Inc.	29,635	841,338
EOG Resources Inc.(b)	51,926	3,457,233
Exxon Mobil Corp.	1,059,003	84,540,208
Hess Corp.	59,137	3,172,109
Marathon Oil Corp.	147,151	4,026,051
Murphy Oil Corp.(b)	39,466	1,750,317
Nabors Industries Ltd.(a)(b)	59,373	710,695
Noble Corp.(b)	55,526	1,226,569
Noble Energy Inc.	36,091	1,776,399
Occidental Petroleum Corp.	168,863	10,130,091
Pioneer Natural Resources Co.(b)	24,383	394,517
Range Resources Corp.(b)	32,456	1,116,162
Rowan Companies Inc.(b)	23,674	376,417
Southwestern Energy Co.(a)(b)	71,121	2,060,375
Sunoco Inc.	24,551	1,066,986
Tesoro Corp.	28,979	381,653
Valero Energy Corp.	106,679	2,308,534
XTO Energy Inc.	120,020	4,233,105

		188,278,013

Oil & Gas Services (1.32%)
Baker Hughes Inc.	63,879	2,048,600
BJ Services Co.	61,731	720,401
Cameron International Corp.(a)	45,499	932,729
Halliburton Co.	185,941	3,380,407
National Oilwell Varco Inc.(a)	86,498	2,114,011
Schlumberger Ltd.	249,200	10,548,636
Smith International Inc.(b)	45,734	1,046,851
Weatherford International Ltd.(a)(b)	141,058	1,526,248

		22,317,883

Packaging & Containers (0.20%)
Ball Corp.	19,771	822,276
Bemis Co. Inc.	20,963	496,404
Owens-Illinois Inc.(a)	34,705	948,488
Pactiv Corp.(a)(b)	27,499	684,175
Sealed Air Corp.(b)	32,383	483,802

		3,435,145

Common Stocks, continued
Security	Shares	Value
Pharmaceuticals (6.99%)
Abbott Laboratories	322,933	$17,234,934
Allergan Inc.	63,729	2,569,553
AmerisourceBergen Corp.	32,838	1,171,003
Bristol-Myers Squibb Co.	411,983	9,578,605
Cardinal Health Inc.(b)	74,432	2,565,671
Cephalon Inc.(a)(b)	14,080	1,084,723
Eli Lilly and Co.	208,213	8,384,738
Express Scripts Inc.(a)	51,533	2,833,284
Forest Laboratories Inc.(a)	62,933	1,602,904
Gilead Sciences Inc.(a)(b)	191,446	9,790,548
Hospira Inc.(a)(b)	33,421	896,351
King Pharmaceuticals Inc.(a)(b)	51,510	547,036
Medco Health Solutions Inc.(a)	104,062	4,361,238
Merck & Co. Inc.	440,677	13,396,581
Mylan Inc.(a)(b)	64,014	633,098
Pfizer Inc.	1,403,459	24,855,259
Schering-Plough Corp.	338,318	5,761,556
Watson Pharmaceuticals Inc.(a)(b)	21,966	583,637
Wyeth	277,105	10,394,209

		118,244,928

Pipelines (0.41%)
El Paso Corp.	144,094	1,128,256
Equitable Resources Inc.(b)	27,162	911,285
Questar Corp.(b)	36,393	1,189,687
Spectra Energy Corp.(b)	127,419	2,005,575
Williams Companies Inc. (The)	120,934	1,751,124

		6,985,927

Real Estate (0.01%)
CB Richard Ellis Group Inc. Class A(a)	46,010	198,763

		198,763

Real Estate Investment Trusts (0.86%)
Apartment Investment and Management Co. Class A(b)	21,530	248,672
AvalonBay Communities Inc.	16,199	981,335
Boston Properties Inc.(b)	25,177	1,384,735
Developers Diversified Realty Corp.(b)	25,176	122,859
Equity Residential(b)	56,898	1,696,698
HCP Inc.(b)	52,150	1,448,205
Host Hotels & Resorts Inc.	109,972	832,488
Kimco Realty Corp.(b)	47,059	860,239
ProLogis(b)	53,918	748,921
Public Storage(b)	25,953	2,063,264
Simon Property Group Inc.(b)	47,082	2,501,467
Vornado Realty Trust(b)	28,384	1,712,974

		14,601,857

Retail (6.12%)
Abercrombie & Fitch Co. Class A	18,268	421,443
AutoNation Inc.(a)(b)	23,372	230,915
AutoZone Inc.(a)	7,929	1,105,858
Bed Bath & Beyond Inc.(a)	53,967	1,371,841
Best Buy Co. Inc.	70,002	1,967,756
Big Lots Inc.(a)	17,175	248,866
Costco Wholesale Corp.(b)	90,105	4,730,513

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2008

Common Stocks, continued
Security	Shares	Value
Retail, continued
CVS Caremark Corp.	298,888	$8,590,041
Darden Restaurants Inc.(b)	29,436	829,506
Family Dollar Stores Inc.(b)	29,368	765,624
GameStop Corp. Class A(a)(b)	33,806	732,238
Gap Inc. (The)	97,061	1,299,647
Home Depot Inc.	353,013	8,126,359
J.C. Penney Co. Inc.(b)	46,601	918,040
Kohl’s Corp.(a)(b)	63,116	2,284,799
Limited Brands Inc.(b)	54,571	547,893
Lowe’s Companies Inc.	305,008	6,563,772
Macy’s Inc.(b)	88,302	913,926
McDonald’s Corp.	232,257	14,444,063
Nordstrom Inc.(b)	32,788	436,408
Office Depot Inc.(a)	56,955	169,726
RadioShack Corp.(b)	24,694	294,846
Sears Holdings Corp.(a)(b)	11,789	458,238
Staples Inc.(b)	148,701	2,664,722
Starbucks Corp.(a)	153,953	1,456,395
Target Corp.	156,399	5,400,457
Tiffany & Co.(b)	25,563	604,054
TJX Companies Inc. (The)(b)	86,866	1,786,834
Walgreen Co.(b)	206,120	5,084,980
Wal-Mart Stores Inc.	465,368	26,088,530
Yum! Brands Inc.(b)	95,748	3,016,062

		103,554,352

Savings & Loans (0.20%)
Hudson City Bancorp Inc.(b)	109,136	1,741,811
People’s United Financial Inc.(b)	71,848	1,281,050
Sovereign Bancorp Inc.(a)	114,253	340,474

		3,363,335

Semiconductors (2.08%)
Advanced Micro Devices Inc.(a)	127,547	275,502
Altera Corp.	60,918	1,017,940
Analog Devices Inc.	60,968	1,159,611
Applied Materials Inc.	278,050	2,816,647
Broadcom Corp. Class A(a)(b)	92,787	1,574,595
Intel Corp.	1,158,819	16,988,287
KLA-Tencor Corp.(b)	35,356	770,407
Linear Technology Corp.(b)	46,551	1,029,708
LSI Corp.(a)	133,993	440,837
MEMC Electronic Materials Inc.(a)(b)	46,719	667,147
Microchip Technology Inc.(b)	37,816	738,546
Micron Technology Inc.(a)(b)	159,943	422,250
National Semiconductor Corp.(b)	40,401	406,838
Novellus Systems Inc.(a)	19,918	245,788
NVIDIA Corp.(a)(b)	113,547	916,324
QLogic Corp.(a)(b)	27,837	374,129
Teradyne Inc.(a)	35,964	151,768
Texas Instruments Inc.	268,848	4,172,521
Xilinx Inc.(b)	57,290	1,020,908

		35,189,753

Software (4.02%)
Adobe Systems Inc.(a)	109,933	2,340,474
Autodesk Inc.(a)	47,035	924,238
Automatic Data Processing Inc.	105,459	4,148,757
BMC Software Inc.(a)	39,147	1,053,446

Common Stocks, continued
Security	Shares	Value
CA Inc.(b)	81,553	$1,511,177
Citrix Systems Inc.(a)(b)	37,409	881,730
Compuware Corp.(a)(b)	51,332	346,491
Dun & Bradstreet Corp. (The)	11,166	862,015
Electronic Arts Inc.(a)	66,073	1,059,811
Fidelity National Information Services Inc.	39,862	648,555
Fiserv Inc.(a)(b)	33,750	1,227,488
IMS Health Inc.	38,122	577,930
Intuit Inc.(a)(b)	66,404	1,579,751
MasterCard Inc. Class A(b)	14,992	2,142,807
Microsoft Corp.(b)	1,593,243	30,972,644
Novell Inc.(a)(b)	74,108	288,280
Oracle Corp.(a)	815,309	14,455,429
Paychex Inc.(b)	66,422	1,745,570
Salesforce.com Inc.(a)(b)	21,862	699,803
Total System Services Inc.(b)	41,666	583,324

		68,049,720

Telecommunications (6.13%)
American Tower Corp. Class A(a)	82,513	2,419,281
AT&T Inc.	1,226,583	34,957,616
CenturyTel Inc.(b)	21,210	579,669
Ciena Corp.(a)(b)	19,409	130,040
Cisco Systems Inc.(a)	1,219,726	19,881,534
Corning Inc.	321,758	3,066,354
Embarq Corp.	29,547	1,062,510
Frontier Communications Corp.(b)	65,299	570,713
Harris Corp.	28,206	1,073,238
JDS Uniphase Corp.(a)(b)	43,679	159,428
Juniper Networks Inc.(a)(b)	110,839	1,940,791
Motorola Inc.(b)	469,483	2,079,810
QUALCOMM Inc.	344,541	12,344,904
Qwest Communications International Inc.(b)	306,926	1,117,211
Sprint Nextel Corp.(a)	591,504	1,082,452
Tellabs Inc.(a)(b)	81,837	337,168
Verizon Communications Inc.	591,203	20,041,782
Windstream Corp.(b)	91,100	838,120

		103,682,621

Textiles (0.04%)
Cintas Corp.(b)	27,457	637,826

		637,826

Toys, Games & Hobbies (0.12%)
Hasbro Inc.(b)	26,019	758,974
Mattel Inc.(b)	74,291	1,188,656

		1,947,630

Transportation (2.08%)
Burlington Northern Santa Fe Corp.	58,529	4,431,231
C.H. Robinson Worldwide Inc.(b)	35,233	1,938,872
CSX Corp.	82,573	2,681,145
Expeditors International Washington Inc.(b)	43,983	1,463,314
FedEx Corp.	64,883	4,162,244
Norfolk Southern Corp.(b)	76,734	3,610,335
Ryder System Inc.(b)	11,550	447,909

Continued

S&P 500 Index Master Portfolio	Schedule of Investments December 31, 2008

Common Stocks, continued
Security	Shares	Value
Transportation, continued
Union Pacific Corp.	105,523	$5,043,999
United Parcel Service Inc. Class B(b)	207,462	11,443,604

		35,222,653

Total Common Stocks
(Cost: $2,108,904,072)		1,636,983,131

Short-Term Investments (19.75%)
Security	Shares or Principal	Value
Money Market Funds (19.36%)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(c)(d)(e)	280,706,198	280,706,198
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(c)(d)(e)	46,627,976	46,627,976

		327,334,174

U.S. Treasury Obligations (0.39%)
U.S. Treasury Bills
0.04%, 03/12/09(f)(g)	50,000	49,996
0.05%, 03/19/09(f)(g)	600,000	599,941
0.05%, 03/26/09(f)(g)	250,000	249,972
0.08%, 04/16/09(f)(g)	600,000	599,867
0.11%, 04/09/09(f)(g)	100,000	99,970
0.12%, 04/02/09(f)(g)	600,000	599,826
0.48%, 06/25/09(f)(g)	4,400,000	4,389,792

		6,589,364

Total Short-term Investments
(Cost: $333,929,741)		333,923,538

Total Investments In Securities (116.55%) (Cost: $2,442,833,813)		1,970,906,669

Other Assets, Less Liabilities (-16.55)%		(279,926,947)

Net Assets (100.00%)		$1,690,979,722

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

As of December 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (March 2009)	1,194	$53,735,970	$331,427

		$53,735,970	$331,427

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio	Portfolio Allocations December 31, 2008 (Unaudited)

Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$420,755,692	24.88%
Energy	220,148,730	13.01
Financial	215,264,442	12.73
Industrial	185,150,431	10.95
Technology	177,885,930	10.52
Communications	176,341,062	10.43
Consumer Cyclical	133,651,150	7.90
Utilities	67,249,040	3.98
Basic Materials	39,803,816	2.35
Diversified	732,838	0.04
Futures Contracts	331,427	0.02
Short-Term and Other Net Assets	53,665,164	3.19

TOTAL	$1,690,979,722	100.00%

This table is not part of the financial statements.

S&P 500 Index Master Portfolio

Statement of Assets and Liabilities
December 31, 2008
Assets
Investments, at cost:
Unaffiliated issuers	$2,115,499,639
Affiliated issuers (Note 2)	327,334,174

Total cost of investments	$2,442,833,813

Investments in securities, at fair value (including securities on loan (a)) (Note 1):
Unaffiliated issuers	$1,643,572,495
Affiliated issuers (Note 2)	327,334,174

Total fair value of investments	1,970,906,669
Receivables:
Dividends and interest	3,870,577
Due from broker — variation margin	747,485

Total Assets	1,975,524,731

Liabilities
Payables:
Investment securities purchased	3,302,872
Collateral for securities on loan (Note 4)	281,156,838
Investment advisory fees (Note 2)	62,425
Accrued expenses:
Professional fees (Note 2)	22,874

Total Liabilities	284,545,009

Net Assets	$1,690,979,722

(a)	Securities on loan with a market value of $277,652,842. See Note 4.

Statement of Operations
For the Year Ended December 31, 2008
Net Investment Income
Dividends from unaffiliated issuers	$54,109,785
Interest from unaffiliated issuers	76,974
Interest from affiliated issuers (Note 2)	1,014,534
Securities lending income from affiliated issuers (Note 2)	1,440,308

Total investment income	56,641,601

Expenses (Note 2)
Investment advisory fees	1,193,551
Professional fees	24,259
Independent trustees’ fees	25,384

Total expenses	1,243,194
Less expense reductions (Note 2)	(49,643)

Net expenses	1,193,551

Net investment income	55,448,050

Realized and Unrealized Gain (loss)
Net realized loss from sale of investments in unaffiliated issuers	(120,587,868)
Net realized loss on futures contracts	(22,106,866)
Net realized loss from short positions (Note 1)	(187)
Net change in unrealized appreciation (depreciation) of investments	(941,355,332)
Net change in unrealized appreciation (depreciation) of futures contracts	3,392,820
Net change in unrealized appreciation (depreciation) of short positions (Note 1)	187

Net realized and unrealized loss	(1,080,657,246)

Net Decrease in Net Assets Resulting From Operations	$(1,025,209,196)

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Statements of Changes in Net Assets
	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
Increase (decrease) In Net Assets
Operations:
Net investment income	$55,448,050	$56,196,080
Net realized gain (loss)	(142,694,921)	66,144,882
Net change in unrealized appreciation (depreciation)	(937,962,325)	49,858,427

Net increase (decrease) in net assets resulting from operations	(1,025,209,196)	172,199,389

Interestholder transactions:
Contributions	600,316,999	979,975,026	(a)
Withdrawals	(804,875,751)	(958,876,075)

Net increase (decrease) in net assets resulting from interestholder transactions	(204,558,752)	21,098,951

Increase (decrease) in net assets	(1,229,767,948)	193,298,340
Net Assets:
Beginning of year	2,920,747,670	2,727,449,330

End of year	$1,690,979,722	$2,920,747,670

(a)	Includes a contribution of securities with unrealized appreciation of $19,641,824.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Notes to Financial Statements

December 31, 2008

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1.	Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities and other assets of the Master Portfolio will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 — Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolio. The Master Portfolio considers observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities, certain U.S. government securities and typically, exchange-traded derivatives such as futures contracts and exchange-traded option contracts. The Master Portfolio does not adjust the quoted price for such instruments, even in situations where the Master Portfolio holds a large position and a sale could reasonably impact the quoted price.

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

December 31, 2008

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolio uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolio in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolio in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolio due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments as of December 31, 2008:

Investments in Securities
Level 1	Level 2	Level 3	Total
$1,970,906,669	$—	$—	$1,970,906,669

Investments in Securities(a)
Level 1	Level 2	Level 3	Total
$331,427	$—	$—	$331,427

(a)	Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

Security Transactions And Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased using a constant yield to maturity method.

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

December 31, 2008

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the cost of investments for federal income tax purposes for the Master Portfolio was $2,495,052,102. Net unrealized depreciation aggregated $524,145,433, of which $192,164,382 represented gross unrealized appreciation on securities and $716,309,815 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years and has determined that no provision for income tax is required in the Master Portfolio’s financial statements.

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a particular commodity or financial instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of December 31, 2008, the Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $6,600,000 for initial margin requirements on outstanding futures contracts.

Short Positions

From time to time, in order to track the performance of its respective benchmark index, the Master Portfolio may sell non-index securities that it will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Master Portfolio’s Statement of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Master Portfolio’s Statement of Operations. Upon receipt of the securities related to corporate actions, the Master Portfolio records a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Master Portfolio, if any, are included in the Schedule of Investments.

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

December 31, 2008

2.	Agreements And Other Transactions With Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA credited investment advisory fees for the Master Portfolio in the amount of $49,643.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2008, BGI earned $1,440,308 in securities lending agent fees for its services to the Master Portfolio.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the year ended December 31, 2008, if any, were executed by the Master Portfolio pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the

S&P 500 Index Master Portfolio

Notes to Financial Statements, Continued

December 31, 2008

Master Portfolio from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Master Portfolio from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	Investment Portfolio Transactions

Purchases and sales of investment securities (excluding short-term investments) for the Master Portfolio were $194,214,804 and $269,338,804, respectively, for the year ended December 31, 2008.

4.	Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to market risk.

As of December 31, 2008, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of December 31, 2008 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolio’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the Master Portfolio’s financial statement disclosures.

6.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Ratio of expenses to average net assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.05%	0.05%	0.05%	n/a	n/a
Ratio of net investment income to average net assets	2.32%	1.98%	1.93%	1.84%	1.91%
Portfolio turnover rate(a)	8%	7%	14%	10%	14%
Total return	(36.86)%	5.54%	15.75%	4.87%	10.82%

(a)	Portfolio turnover rates include in-kind transactions, if any.

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

S&P 500 Index Master Portfolio

Trustee and Officer Information (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of MIP; also serves as a Trustee for BGIF and iShares Trust and as a Director of iShares, Inc. and oversees 203 portfolios within the fund complex. Each other Trustee of MIP also serves as a Trustee of BGIF and oversees 26 portfolios within the fund complex. The address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105.

MIP’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Master Portfolio’s Trustees and Officers may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee (since 2001) and Chairperson of the Board (since 2007).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Trustee (since 2001) of BGIF; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 48	Trustee and President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BGIF; Trustee (since 2007), University of California Berkeley Foundation.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolio and BGI, the parent company of BGFA and the administrator of the Master Portfolio. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act.).

S&P 500 Index Master Portfolio

Trustee and Officer Information (Unaudited), (Continued)

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 64	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes.	Trustee (since 2001) of BGIF; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Immediate Past Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 63	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of BGIF.

Hayne E. Leland, 67	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of BGIF.

Jeffrey M. Lyons, 53	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of BGIF.

Wendy Paskin-Jordan, 52	Trustee (since 2006).	Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Advisory Board Member (2006-2008) of Healthy Handfuls (natural food company); Registered Representative (1999-2005) of ePlanning Securities, Inc. (broker-dealer).	Trustee (since 2006) of BGIF; Director (since 2001) of the California State Automobile Association; Director (2001-2008) of Maier Siebel Baber; Director (since 2008) of RPF Fund II, RPF Fund IV and RPF Fund V.

Leo Soong, 62	Trustee (since 2000) and Lead Independent Trustee (since 2006).	Senior Advisor (since 1997) and Managing Director (1989-2008) of CG Roxane LLC (water company); Senior Advisor (since 1997) of Crystal Geyser Water Co. (water company); President (2002-2008) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies).	Trustee (since 2000) of BGIF; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

S&P 500 Index Master Portfolio

Trustee and Officer Information (Unaudited), (Continued)

Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 38	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI.	None.

Alan Mason, 48	Vice President (since 2007).	Global Head (since 2008) of Portfolio Management, Client Solutions; Head (2006-2008) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

EQX-AR-1208

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition set forth in paragraph (b) of this item’s instructions.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Drew Kagan is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,000 for 2008 and $15,000 for 2007.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2007.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,875 for 2008 and $3,750 for 2007. Fees for both 2008 and 2007 relate to the preparation of federal income and excise tax returns and review of capital gains distribution calculations.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2007.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	100%

(d)	N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $332,000 for 2008 and $3,750 for 2007.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees to report.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 was included as Exhibit (a)(1) of the registrant’s Form N-CSR filed on December 8, 2008 (Accession No. 0001193125-08-249460), and is hereby incorporated by reference.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BB&T Funds

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	2/24/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	2/24/2009

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date	2/24/2009

*	Print the name and title of each signing officer under his or her signature.